Annual Total Returns- PIMCO Emerging Markets Bond Portfolio (Institutional Class) [BarChart] - Institutional Class - PIMCO Emerging Markets Bond Portfolio - Institutional	2013	2014	2015	2016	2017	2018	2019	2020
Total	(6.81%)	1.66%	(2.09%)	13.48%	10.03%	(4.59%)	14.94%	6.87%